Principal Variable Contracts Funds, Inc. 711 High Street, Des Moines, IA 50392 515 247 5111 tel
February 28, 2020
Via EDGAR
Alison White
Counsel
Division of Investment Management
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

RE:	Principal Variable Contracts Funds, Inc.
Post-Effective Amendment on Form N-1A (No. 119)
File Numbers 002-35570, 811-01944
Dear Ms. White,
Principal Variable Contracts Funds, Inc. (the “Registrant”) is filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), with the Securities and Exchange Commission (the “Commission”) a post-effective amendment to the Registrant’s registration statement on Form N-1A (the “Amendment”) under the 1933 Act and the Investment Company Act of 1940, as amended. The Amendment to the Registrant's registration statement is being filed as an annual update.
In the Amendment, the Registrant updated certain calendar-year-end information, including fund and index performance information. Certain disclosures have also been updated to include supplements and other changes over the year, as well as to make changes related to Commission Staff comments to other filings made by the Principal Funds complex. The Registrant will update various information in a subsequent filing pursuant to Rule 485(b) under the 1933 Act, including, for example, expense examples and 5% and 25% ownership information.
Please call me at 515-247-5419 if you have any questions.
Sincerely,
/s/ Laura B. Latham
Laura B. Latham
Assistant Counsel and Assistant Secretary, Registrant

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